Investments held at fair value (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Investments Held At Fair Value [Abstract]
Investments Held at Fair Value

			2023			2022
	Fair value through P&L £m	Fair value through OCI £m	Total £m	Fair value through P&L £m	Fair value through OCI £m	Total £m
1 January	640	60	700	469	37	506
Difference on exchange	(52)	(1)	(53)	18	1	19
Additions	405	11	416	209	19	228
Disposals	(372)	—	(372)	(93)	(3)	(96)
Provisions	4	—	4	17	—	17
Reclassifications	(3)	3	—	—	—	—
Other fair value movements	30	(6)	24	20	6	26
31 December	652	67	719	640	60	700
Current	601	—	601	579	—	579
Non-current	51	67	118	61	60	121
	652	67	719	640	60	700

Schedule of Reconciliation of Fair Value Investments Cash Flows to Cash Flow Statements	Below is a reconciliation of the fair value investments cash flows to the cash flow statement – investing activities:

	2023 £m	2022 £m
Cash outflow from investments held at fair value	416	228
Cash outflow from loans and other receivables	32	29
Cash outflows from investments per cash flow statement	448	257
Cash inflow from investments held at fair value	(372)	(96)
Cash inflow from loans and other receivables	(33)	(32)
Cash inflows from investments per cash flow statement	(405)	(128)